UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22251

HATTERAS VC CO-INVESTMENT FUND II, LLC
(Exact name of registrant as specified in charter)

8540 COLONNADE CENTER DRIVE, SUITE 401
RALEIGH, NORTH CAROLINA 27615
(Address of principal executive offices) (Zip code)

DAVID B. PERKINS
8540 COLONNADE CENTER DRIVE, SUITE 401
RALEIGH, NORTH CAROLINA 27615
(Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324

Date of fiscal year end: AUGUST 31

Date of reporting period: February 28, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to  stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A  registrant  is not required to respond to the  collection  of  information  contained in Form N-CSR unless the Form  displays a  currently  valid  Office of  Management  and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information  collection  burden  estimate and any  suggestions  for reducing the burden to  Secretary,  Securities  and Exchange  Commission,  100 F Street,  NE, Washington,  DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

Financial Statements

For the six months ended February 28, 2011

(Unaudited)

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

Table of Contents

Schedule of Investments	1-4
Statement of Assets, Liabilities and Members’ Capital	5
Statement of Operations	6
Statement of Changes in Members’ Capital	7
Statement of Cash Flows	8
Notes to Financial Statements	9-16
Board of Managers	17
Fund Management	18
Other Information	19

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS
(Unaudited)
February 28, 2011

	Initial			% of
	Investment		Fair	Members'
Description of Investment	Date	Cost	Value	Capital

Private Company:

Alternative Energy:
Tioga Energy, Inc. a,b
San Mateo, California
363,285 shares of
Series B Preferred Stock	May 2010	$150,000	$150,000	1.51%

Consumer:
Ooma, Inc. a,b
Palo Alto, California
106,496 shares of Series
Alpha Preferred Stock	Oct. 2009	250,000	400,336	4.02%

Ooma, Inc. a,b
Palo Alto, California
Bridge Financing Note
8.00%, 6/30/2011	Jul. 2010	46,500	46,500	0.47%

Ooma, Inc. a,b
Palo Alto, California
Bridge Financing Note
8.00%, 6/30/2011	Nov. 2010	46,500	46,500	0.47%

Sonim Technologies, Inc. a,b
San Mateo, California
171,702 shares of
Series 4 Preferred Stock	Nov. 2009	125,000	125,000	1.26%

Sonim Technologies, Inc. a,b
San Mateo, California
998,565 shares of
Series 4-A Preferred Stock	Feb. 2010	55,241	59,914	0.60%
Total Consumer		523,241	678,250	6.82%

(continued)

See notes to financial statements.
ONE

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS
(Unaudited)
February 28, 2011

	Initial			% of
	Investment		Fair	Members’
Description of Investment	Date	Cost	Value	Capital

Medical Technology:
Anulex Technologies, Inc. a,b
Minnetonka, Minnesota
150,000 shares of
Series E Preferred Stock	May 2010	$150,000	$150,000	1.51%

Information Technology:
Stoke, Inc. a,b
Santa Clara, California
76,453 shares of
Series E Preferred Stock	Nov. 2010	250,001	250,001	2.51%

Semiconductor:
Magnum Semiconductor, Inc. a,b
Milpitas, California
125,000 shares of
Series E-1 Preferred Stock	Jun. 2010	150,000	187,500	1.89%

Quantenna Communications, Inc. a,b
Fremont, California
1,893,223 shares of
Series D Preferred Stock	Apr. 2010	150,000	210,754	2.12%

Quantenna Communications, Inc. a,b
Fremont, California
673,734 shares of
Series E Preferred Stock	Oct. 2010	75,000	75,000	0.75%
Total Semiconductor		375,000	473,254	4.76%

Software:
Clustrix, Inc.
San Fransisco, California
248,663 shares of
Series B Preferred Stock	Dec. 2010	250,001	250,001	2.51%

(continued)

See notes to financial statements.
TWO

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS
(Unaudited)
February 28, 2011

	Initial			% of
	Investment		Fair	Members'
Description of Investment	Date	Cost	Value	Capital

Kontiki, Inc. a,b
Sunnyvale, California
333,334 shares of
Series B Preferred Stock	Jul. 2010	$250,001	$250,001	2.51%

Posit Science Corporation a,b
San Francisco, California
2,415,460 shares of
Series D Preferred Stock	Dec. 2009	200,000	108,267	1.09%

Posit Science Corporation a,b
San Francisco, California
Bridge Financing Note
10.00%, 9/22/2011	Sep. 2010	11,894	11,893	0.12%

SugarSync, Inc. a,b
San Mateo, California
278,500 shares of
Series BB Preferred Stock	Dec. 2009	150,000	168,242	1.69%

SugarSync, Inc. a,b
San Mateo, California
82,768 shares of
Series CC Preferred Stock	Feb. 2011	50,000	50,000	0.50%

Univa Corporation a,b
Lisle, Illinois
941,113 shares of
Series E Preferred Stock	Oct. 2010	350,000	350,000	3.52%
Total Software		1,261,895	1,188,404	11.94%

Total Private Company		2,710,138	2,889,909	29.05%

(continued)

See notes to financial statements.
THREE

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS
(Unaudited)
February 28, 2011

	Initial			% of
	Investment		Fair	Members'
Description of Investment	Date	Cost	Value	Capital

Short-Term Investments:

Federated Prime Obligations Fund #10, 0.17% c		$7,156,010	$7,156,010	71.92%

Total Short-Term Investments		7,156,010	7,156,010	71.92%

Total Investments		9,866,148	10,045,919	100.97%

Liabilities in Excess of Other Assets			(96,788)	(0.97%)

Members' Capital			$9,949,131	100.00%

a Non-income producing.
b Portfolio holdings are subject to substantial restrictions as to resale.
c The rate shown is the annualized 7-day yield as of February 23, 2011.

(concluded)

See notes to financial statements.
FOUR

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS’ CAPITAL
(Unaudited)
February 28, 2011

Assets
Investments in private companies, at fair value (cost $2,710,138)	$2,889,909
Short-term investments, at fair value (cost $7,156,010)	7,156,010
Interest receivable	922
Total assets	$10,046,841
Liabilities and members’ capital
Management fee payable	$49,831
Professional fees payable	19,040
Accounting and administration fees payable	17,800
Custodian fees payable	5,318
Other expenses payable	5,721
Total liabilities	97,710
Members’ capital	9,949,131
Total liabilities and members’ capital	$10,046,841

Components of members’ capital:
Capital contributions	$10,514,912
Accumulated net investment loss	(745,552)
Accumulated net unrealized appreciation on investments	179,771
Members’ capital	$9,949,131

Net asset value per share	$86.76
Number of authorized units	Unlimited
Number of outstanding units	114,678.93

See notes to financial statements.
FIVE

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

STATEMENT OF OPERATIONS
(Unaudited)
For the six months ended February 28, 2011

Investment income
Interest	$7,035
Total investment income	7,035
Operating expenses
Management fee	100,015
Accounting and administration fees	52,158
Professional fees	23,161
Managers’ fees	12,500
Custodian fees	6,000
Registration fees	5,050
Other expenses	2,000
Total operating expenses	200,884

Net investment loss	(193,849)

Net unrealized appreciation on investments in private companies
Net unrealized appreciation on investments in private companies	61,887
Net unrealized appreciation on investments in private companies	61,887
Net decrease in members’ capital resulting from operations	$(131,962)

See notes to financial statements.
SIX

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

STATEMENT OF CHANGES IN MEMBERS’ CAPITAL
(Unaudited)
For the six months ended February 28, 2011

Members’ Capital
Members’ capital, at September 1, 2010	$10,081,093
Capital contributions	-
Net investment loss	(193,849)
Net unrealized appreciation on investments in private companies	61,887
Members’ capital, at February 28, 2011	$9,949,131

See notes to financial statements.
SEVEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

STATEMENT OF CASH FLOWS
(Unaudited)
 For the six months ended February 28, 2011

Cash flows from operating activities:
Net decrease in members’ capital resulting from operations	$(131,962)
Adjustments to reconcile net decrease in members’ capital resulting from operations to net cash used in operating activities:
Net purchases of investments	(1,088,638)
Net change in short-term investments	72,284
Net change in unrealized appreciation on investments	(61,887)
Decrease in subscriptions receivable	1,237,037
Decrease in interest receivable	577
Decrease in prepaid assets	5,167
Increase in management fee payable	34,841
Decrease in professional fees payable	(51,422)
Decrease in organizational fees payable	(18,619)
Decrease in accounting and administration fees payable	(217)
Increase in custodian fees payable	2,118
Increase in other expenses payable	721
Net cash used in operating activities	-

Cash flows from financing activities:
Capital contributions	-
Net cash provided by financing activities	-
Net change in cash and cash equivalents	-
Cash and cash equivalents at beginning of period	-
Cash and cash equivalents at end of period	$-

See notes to financial statements.
EIGHT

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
As of and for the six months ended February 28, 2011

1.	ORGANIZATION
Hatteras VC Co-Investment Fund II, LLC (the “Fund”) was organized as a limited liability company under the laws of the State of Delaware on November 7, 2008 and commenced operations on September 1, 2009.  The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund is managed by Hatteras Capital Investment Management, LLC (the “Adviser”), an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund’s placement agent, an affiliate of the Adviser, is Hatteras Capital Distributors, LLC.  The Fund had an initial closing on September 1, 2009 (“Initial Closing”) and a final closing August 31, 2010 (“Final Closing”), as determined by the Board of Managers (the “Board”) of the Fund.  The Fund’s investment period (the “Investment Period”) is three years following the Initial Closing of the Fund.  The Fund will continue until the date that is six years from the date of the Initial Closing, unless terminated earlier pursuant to applicable terms of the Fund’s limited liability company agreement (“LLC Agreement”).  The term may be extended for two one-year periods at the discretion of the Board.

The Board has overall responsibility for the management and supervision of the business operations of the Fund on behalf of the members of the Fund (“Members”), subject to the laws of the State of Delaware and the Fund’s LLC Agreement, including authority to oversee and establish policies regarding the management, conduct and operation of the Fund’s business.  The Fund’s investment objective is to seek superior risk-adjusted returns by investing in venture-backed companies.  The Fund intends to achieve its investment objective by investing all or substantially all of its assets in venture-backed companies alongside of top-tier venture capital firms.

2.	SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Basis of Accounting
The Fund’s accounting and reporting policies conform to accounting principles generally accepted within the United States of America (“U.S. GAAP”).

b.	Cash
Cash, if any, includes short-term interest bearing deposit accounts.  At times, such deposits may be in excess of federally insured limits.  The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

NINE

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
As of and for the six months ended February 28, 2011

c.	Valuation of Portfolio Investments
Investments for which observable market prices in active markets do not exist are reported at fair value, as determined in good faith by the Adviser.  Fair value is based on the best information available and is determined by reference to information including, but not limited to, the following:  projected sales, net earnings, earnings before interest, taxes, depreciation and amortization (“EBITDA”), balance sheets, public or private transactions, valuations for publicly-traded comparable companies, and/or other measures, and consideration of any other pertinent information including the types of securities held and restrictions on disposition.  The amount determined to be fair value may incorporate the Adviser’s own assumptions (including appropriate risk adjustments for nonperformance and lack of marketability).  The methods used to estimate the fair value of private companies include:  (1) the market approach (whereby fair value is derived by reference to observable valuation measures for comparable companies or assets – e.g., multiplying a key performance metric of the investee company or asset, such as EBITDA, by a relevant valuation multiple observed in the range of comparable companies or transactions – adjusted by the Adviser differences between the investment and the referenced comparables and in some instances by reference to option pricing models or other similar methods), (2) the income approach (e.g., the discounted cash flow method), and (3) cost for a period of time after an acquisition (where such amount is determined by the adviser to be the best indicator of fair value).  These valuation methodologies involve a significant degree of judgment.  Due to the absence of readily determinable fair values and the inherent uncertainty of valuations, the estimated fair values for private companies may differ significantly from values that would have been used had a ready market for the securities existed, and the differences could be material.

The Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement.  The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments.

The inputs are summarized in the three broad levels listed below:
Valuation of Investments
•     Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities

TEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
As of and for the six months ended February 28, 2011

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Level 1		Level 2		Level 3	Total
Private Company1	$	−	$	−	$2,889,909	$2,889,909
Short-Term Investments		7,156,010		−	−	7,156,010
Total		$7,156,010	$	−	$2,889,909	$10,045,919

1 All Private Companies held in the Fund are Level 3 securities.  For a detailed break-out of Private Companies by industry classification, please refer to the Schedule of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments	Balance as of September 1, 2010	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ Depreciation	Gross Purchases	Gross Sales		Balance as of February 28, 2011
Private Company	$1,739,384	$	−	$61,887	$1,088,638	$	−	$2,889,909
Total Investments	$1,739,384	$	−	$61,887	$1,088,638	$	−	$2,889,909

d.	Investment Income
Interest income is recorded when earned.  Disbursements received from investments in private companies are accounted for as a reduction of cost.  Investments in short-term investments are recorded on trade date basis.  Investments in private companies are recorded on subscription effective date basis, which is generally the first day of the calendar month in which the investment is effective.  Realized gains and losses are determined on a specific identified cost basis.

e.	Fund Expenses
Fund expenses that are specifically attributed to the Fund are charged to the Fund and recorded on an accrual basis.

f.	Income Taxes
The Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax.  For income tax purposes, the individual members will be taxed upon their distributive share of each item of the Fund’s profit and loss.

ELEVEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
As of and for the six months ended February 28, 2011

The Fund has reviewed any potential tax positions as of December 31, 2010 and has determined that it does not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. For the period ended December 31, 2010 the Fund is open to examination by U.S. federal tax authorities and state tax authorities for a period of three years.

g.	Distributions
The Fund may make distributions to Members at least annually, or more frequently, at the Fund’s discretion, as permitted by applicable laws, rules and regulations.  Amounts distributed will be intended to represent the amounts of distributions received by the Fund from underlying investments during the period since the last distribution (or from commencement of operations in the case of the first distribution). Any distributions to Members will be made pro-rata.

h.	Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in Member’s capital from operations during the reporting period. Actual results could differ from those estimates.

3.	MANAGEMENT FEES AND RELATED PARTY TRANSACTIONS
The Adviser is responsible for providing day-to-day investment management services to the Fund, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund (the "Investment Management Agreement"). Under the Investment Management Agreement, the Adviser is responsible for developing, implementing and supervising the Fund's investment program.

In consideration for such services, the Fund pays the Adviser a quarterly investment “management fee” equal to 2.00% on an annualized basis of the net assets of the Fund as of each quarter-end.  However, during the period from the Initial Closing to the Final Closing, the Fund paid the investment management fee to the Adviser monthly at a rate equal to 2.00% on an annualized basis of the net assets of the Fund.  Effective March 19, 2010 the Adviser committed to waive permanently a portion of its contractual fee rate under the Investment Management Agreement as of the end of any quarter at which (or month-end during the period from the Initial Closing to the Final Closing) the cost basis of the Fund’s portfolio companies plus cash and cash equivalents, including short-term investments, is less than the Fund’s net asset value (“NAV”) as of such quarter-end (or month-end during the period from the Initial Closing to the Final Closing). When this occurs, the Adviser will waive the portion of its management fee that is in excess of the annual rate equal to 2.00% of the cost basis of the Fund’s portfolio companies plus cash and cash equivalents, including short-term investments. Because the Fund’s NAV, at each period end during the six months ended February 28, 2011, was lower than the cost basis of the Fund’s portfolio companies plus cash and cash equivalents, including short-term investments, the Adviser did not waive any portion of its management fee from September 1, 2010 through February 28, 2011.

TWELVE

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
As of and for the six months ended February 28, 2011

Each member of the Board who is not an “interested person” of the Fund, as defined by Section 2(a)(19) of the 1940 Act (each an “Independent Manager”), receives an annual retainer of $5,000 from the Fund for his services on the Board and for his services as a member of the audit committee of the Fund.  All Board members are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

4.	ACCOUNTING, ADMINISTRATION, AND CUSTODIAL AGREEMENT
In consideration for accounting, administrative, and recordkeeping services, the Fund pays J.D. Clark & Company, a division of UMB Fund Services, Inc. (the “Administrator”) a monthly administration fee based on the month-end net asset value of the Fund.  The Administrator also provides regulatory administrative services, transfer agency functions, and Member services at an additional cost.  For the six months ended February 28, 2011, the total accounting and administration fee was $52,158, and is included in the Statement of Operations under Accounting and Administration Fees.

UMB Bank, n.a., an affiliate of the Administrator, serves as custodian of the Fund’s assets and provides custodial services for the Fund.

5.	INVESTMENT TRANSACTIONS
Total purchases of investments in private companies for the six months ended February 28, 2011 amounted to $1,088,137.  There were no sales of investments in private companies for the six months ended February 28, 2011.  The cost of investments in private companies for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the investments in private companies. The Fund relies upon actual and estimated tax information provided by the private companies in which it invests as to the amounts of taxable income allocated to the Fund as of December 31, 2010.

The Fund intends to invest substantially all of its available capital in private companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Fund may not be able to resell some of its securities holdings for extended periods.

THIRTEEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
As of and for the six months ended February 28, 2011

Due to the timing of tax information received from the private companies, tax basis reporting is not available as of the balance sheet date.

6.	INDEMNIFICATION
In the normal course of business, the Fund enters into contracts that provide general indemnifications.  The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

7.	RISK FACTORS
An investment in the Fund involves significant risks, including liquidity risk, non-diversification risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

Liquidity risk:  Transfer of the Units is subject to significant restrictions.  Because of these restrictions and the absence of a public market for the Units, a Member may be unable to liquidate his, her or its investment even though his, her or its personal financial circumstances would make liquidation advisable or desirable.  The Units will not be readily acceptable as collateral for loans and the Units are not permitted to be pledged as collateral for loans.  Moreover, even if a Member were able to dispose of his, her or its Units, adverse tax consequences could result.

Non-diversification risk:  If there is an industry in which the Fund concentrates its investments, the Fund may be subject to greater investment risk as companies engaged in similar businesses are more likely to be similarly affected by any adverse market conditions and other adverse industry-specific factors.

8.	FINANCIAL HIGHLIGHTS
The financial highlights are intended to help an investor understand the Fund’s financial performance for the past period. The total return in the table represents the rate that a typical Member would be expected to have earned or lost on an investment in the Fund.

The ratios and total return amount are calculated based on the Member group taken as a whole. An individual Member’s results may vary from those shown below due to the timing of capital transactions.

FOURTEEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
As of and for the six months ended February 28, 2011

The ratios are calculated by dividing total dollars of net investment income or expenses, as applicable, by the average of total monthly Members’ capital. The ratios do not reflect the Fund’s proportionate share of income and expenses from investments in private companies.

The total return amount is calculated by geometrically linking returns based on the change in the net asset value during each accounting period.

Net Asset Value, September 1, 2009	$100.00
Income from investment operations:
Net investment loss	(4.81)
Net realized gain on investment transactions in private companies	(7.28)
Total from investment operations	(12.09)
Net Asset Value, August 31, 2010	$87.91
Income from investment operations:
Net investment loss	(1.69)
Net realized gain on investment transactions in private companies	0.54
Total from investment operations	(1.15)
Net Asset Value, February 28, 2011	$86.76

	For the six months ended February 28, 2011	For the Period from 9/1/2009 (Commencement of operations) to August 31, 2010
Total return	(1.31)%(a)	(12.09)%
Members’ capital, end of period (000’s)	$9,949	$10,081
Portfolio Turnover	0.00%	0.00%
Net investment loss:
Before reimbursement of placement agent fees	(3.91)%(b)	(13.76)%
After reimbursement of placement agent fees	(3.91)%(b)	(13.34)%
Total operating expenses:
Before reimbursement of placement agent fees	4.05%(b)	13.92%
After reimbursement of placement agent fees	4.05%(b)	13.5%
(a)	Not Annualized
(b)	Annualized

FIFTEEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
As of and for the six months ended February 28, 2011

9.	SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the date the financial statements were issued, and determined there were no subsequent events that required disclosure in or adjustment to the financial statements.

SIXTEEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

BOARD OF MANAGERS

(Unaudited)

The identity of the Board members (each a “Manager”) and brief biographical information, as of February 28, 2011, is set forth below.   The business address of each Manager is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615.

Name & Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 years and Other Directorships Held by Manager or Officer	Number of Portfolios in Fund Complex Overseen by Manager or Officer
INTERESTED MANAGERS
David B. Perkins* July 18, 1962	President and Chairman of the Board of Managers of the Fund	Since Inception	Mr. Perkins has been Chairman of the Board of Managers and President of the Fund since inception. Mr. Perkins is the Founder and Chairman of Hatteras and its affiliated entities. He founded the firm in September 2003. Prior to that, he was the co-founder and Managing Partner of CapFinancial Partners, LLC.	15
INDEPENDENT MANAGERS
Steve E. Moss February 18, 1953	Manager; Audit Committee Member of the Fund	Since Inception	Mr. Moss is a principal of Holden, Moss, Knott, Clark, Copley & Hoyle, P.A. and has been a member manager of HMKCT Properties, LLC since January 1996.	15
H. Alexander Holmes May 4, 1942	Manager; Audit Committee Member of the Fund	Since Inception	Mr. Holmes founded Holmes Advisory Services, LLC, a financial consultation firm, in 1993.	15
Gregory S. Sellers May 5, 1959	Manager; Audit Committee Member of the Fund	Since Inception	Mr. Sellers has been the Chief Financial Officer of Imagemark Business Services, Inc., a strategic communications provider of marketing and print communications solutions, since June 2009. From 2003 to June 2009, Mr. Sellers was the Chief Financial Officer and a director of Kings Plush, Inc., a fabric manufacturer.	15
Daniel K. Wilson June 22, 1948	Manager; Audit Committee Member of the Fund	Since Inception	Mr. Wilson was Executive Vice President and Chief Financial Officer of Parksdale Mills, Inc. from 2004 - 2008. Mr. Wilson currently is in private practice as a Certified Public Accountant.	9

*Mr. Perkins is deemed to be an “interested” Manager of the Fund because of his affiliations with the Adviser.

SEVENTEEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

FUND MANAGEMENT

(Unaudited)

Set forth below is the name, date of birth, position with the Fund, length of term of office, and the principal occupation for the last five years, as of February 28, 2011, of each of the persons currently serving as Executive Officer.  The business address of each officer is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC  27615.

Name & Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 years and Other Directorships Held by Manager or Officer	Number of Portfolios in Fund Complex Overseen by Manager or Officer
OFFICERS
J. Michael Fields July 14, 1973	Secretary of the Fund	Since Inception	Mr. Fields is Chief Operating Officer of Hatteras and its affiliates and has been employed by the Hatteras firm since its inception in September 2003.	N/A
Andrew P. Chica September 7, 1975	Chief Compliance Officer of the Fund	Since Inception
Mr. Chica joined Hatteras in November 2007 and became Chief Compliance Officer of each of the funds in the Fund Complex and the Investment Manager as of January 2008.  Prior to joining Hatteras, Mr. Chica was the Compliance Manager for UMB Fund Services, Inc. from December 2004 to November 2007.  From April 2000 to December 2004, Mr. Chica served as an Assistant Vice President and Compliance Officer with U.S. Bancorp Fund Services, LLC.
N/A
Robert Lance Baker September 17, 1971	Treasurer of the Fund	Since Inception
Mr. Baker joined Hatteras in March 2008 and became Treasurer of the Fund Complex in December 2008.  Mr. Baker serves as the Chief Financial Officer of the Adviser and its affiliates.  Prior to joining Hatteras, Mr. Baker worked for Smith Breeden Associates, an investment advisor located in Durham, NC.  At Smith Breeden, Mr. Baker served as Vice President of Portfolio Accounting, Performance Reporting, and Fund Administration.
N/A

EIGHTEEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

OTHER INFORMATION
(concluded)

(Unaudited)

Decision by the Board of Managers
Deloitte & Touche LLP (“Deloitte”) was replaced as Hatteras VC Co-Investment Fund II, LLC’s (the “Fund”) independent auditors effective December 3, 2010.  The Fund’s Audit Committee participated in, and approved, the decision to change auditors.  Deloitte’s report on the Fund’s financial statements for the fiscal year ended August 31, 2010 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles.  Since the Fund’s inception on September 1, 2009 and during the Fund’s fiscal year ended August 31, 2010 and through December 3, 2010, (i) there were no disagreements with Deloitte on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Deloitte, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Fund’s financial statements for such years, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On December 3, 2010, the Fund by action of its Board of Managers upon the recommendation of the Fund’s Audit Committee engaged McGladrey & Pullen, LLP as the independent registered public accounting firm to audit the Fund’s financial statements for the fiscal year ending August 31, 2011.  Since the Fund’s inception on September 1, 2009 and during the Fund’s fiscal year ended August 31, 2010 and through December 3, 2010, neither the Fund nor anyone on its behalf has consulted with McGladrey & Pullen, LLP on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

Proxy Voting
A description of the policies and procedures that the  Fund uses to determine how to vote proxies relating to portfolio securities and the  Fund’s record of actual proxy votes cast is available at www.sec.gov and by calling 1-800-504-9070 and may be obtained at no additional charge.

Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington.

NINETEEN

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to members filed under Item 1 of this form.

(b)
The registrant did not need to divest itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), following the filing of its last report on Form N-CSR and before filing of the current report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the members may recommend  nominees to the registrant's  board of  managers, where those changes were implemented after the registrant  last  provided  disclosure  in response to the  requirements  of Item  407 (c)(2)(iv) of Regulation S-K, or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive and principal financial officers, or persons performing similar functions,   have concluded that the registrant's disclosure controls and procedures (as defined in Rule  30a-3(c)  under  the  1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities  Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal  quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)   Not applicable.

(a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)   Not applicable.

(b)       Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities  Exchange  Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)      HATTERAS VC CO-INVESTMENT FUND II, LLC

By (Signature and Title)*
/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date      May 9, 2011

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date      May 9, 2011

By (Signature and Title)*
/s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date      May 9, 2011
* Print the name and title of each signing officer under his or her signature.